Critical Accounting Estimates and Judgements	12 Months Ended
Jun. 30, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Critical Accounting Estimates and Judgements
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
The preparation of the financial statements in conformity with IFRS requires the group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Refer to the specific notes below for further information on the key accounting estimates and assumptions applied.
• Valuation of derivative financial instruments – note 4;
• Estimate of taxation – note 12;
• Valuation of acquired assets and assumed liabilities for Moab Khotsong and Hidden Valley– note 14;
• Gold mineral reserves and resources – note 15;
• Production start date – note 15;

•	Stripping activities – note 15;
• Impairment of assets – note 15;
• Depreciation of property plant and equipment – note 15;
• Impairment of goodwill – note 16;
• Valuation of loans receivable – note 19;
• Valuation of interest in associate – note 21;

•	Provision for stock obsolescence - note 23;
• Estimate of exposure and liabilities with regard to rehabilitation costs – note 26;
• Estimate of provision for silicosis settlement – note 27;
• Estimate of employee benefit liabilities – note 28;
• Fair value of share-based payments – note 34;
• Assessment of contingencies – note 36.